MERRILL LYNCH
BASIC VALUE
FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report
September 30, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                            #10247 -- 9/97



[RECYCLE LOGO]
Printed on post-consumer recycled paper



MERRILL LYNCH BASIC VALUE FUND, INC.

TO OUR SHAREHOLDERS

During the quarter ended September 30, 1997, investor perceptions regarding the prospects for the US economy shifted dramatically. As the period began, increasing evidence of noninflationary economic growth boosted investor confidence when, as widely expected, the Federal Reserve Board chose to leave monetary policy unchanged at its July and August meetings. This increased confidence was reinforced further in late July by the passage of tax-cut and five-year balanced budget bills.

By late August, the consensus outlook had changed, with forecasts of overheating growth and inflationary expectations. These concerns were reinforced by a large upward revision in second-quarter real gross domestic product growth from an original estimate of 2.2% to 3.6%. However, in September, this rate of growth was revised downward to 3.3%. This report set the stage for renewed investor confidence, which was bolstered further by the continued absence of inflationary pressures.

Although it was widely anticipated that the Federal Reserve Board would not tighten monetary policy at its September meeting, investors were pleasantly surprised by the release of September employment data shortly after the quarter's close, since the US economy added jobs at a slower-than-expected pace during the month. Over the balance of 1997, the determining factor in the investment outlook is likely to be whether or not the US economy continues to follow a pattern of moderate, noninflationary growth.

Outside of the United States, the most dramatic developments took place in Southeast Asia. The investment boom in many developing Asian economies came to an abrupt halt as the devaluation of the Thai baht sparked a series of currency devaluations and financial market volatility throughout the region. Countries have been forced to raise interest rates to support their currencies, and this trend may continue for some time. With higher debt-service costs, corporate profitability is likely to erode, and lower economic growth is expected.

Portfolio Matters
Security purchases during the third quarter of 1997 amounted to $418 million, while equity sales totaled $478 million. On the buy side, we initiated positions in three new holdings and added to 11 existing positions. On the sell side, we eliminated three holdings and reduced positions in 15 commitments. Our cash position declined slightly to 12.7% of assets on September 30, 1997 from 13.4% on June 30, 1997.

The three new positions were Eastman Kodak Company, Fluor Corporation and Potash Corp. of Saskatchewan Inc.

Kodak's stock price came under severe price pressure in mid-September when the company announced that earnings for the September quarter would be below forecasts. This was the third consecutive quarter of a profits shortfall, and the news triggered massive selling in Kodak's stock. Two of the company's most important product lines, consumer film and color negative paper, have experienced pricing problems which may not be quickly resolved. Also, there are some difficulties with new products and, it appears, a bloated corporate cost structure. These problems should be addressed shortly, and with the price of the stock down from the mid-$90s earlier this year to under $60 per share, we felt the stock was discounting the well-publicized adversities.

Although not as extreme as Kodak, both Fluor Corp. and Potash Corp. have also come under selling pressure that we believe is temporary. Fluor is one of the largest engineering and construction companies in the world. Growth opportunities in the early 1990s were exceptional, and the company's pursuit of expansion was aggressive. Along the way, serious mistakes were made on contract bidding and management controls. Earnings are suffering and 1997 results will be severely depressed. Management has taken severe corrective actions and this, along with a favorable business environment, should lead to a worthwhile profits recovery in the years ahead.

Potash Corp. is one of the largest integrated fertilizer companies in the world. Recent acquisitions have solidified their position in the industry and diversified their product line. Some product price weakness, and a hoped for acquisition in Germany that was disallowed, led to stock price weakness that we regarded as a buying opportunity. The stock is reasonably priced at about 11 times estimated 1998 earnings per share.

The three eliminations from the portfolio during the September quarter were Micron Technology, Inc., Texas Instruments, Inc. and Tandem Computers Inc. Tandem was the subject of a takeover, and the semiconductor stocks, which were purchased when they were out-of-favor and unpopular, were sold when their renewed popularity seemed to us somewhat excessive.

We also took some profits in seven of our ten largest holdings. We mentioned in our June 30, 1997 annual report that our ten largest positions had outperformed the market with an average gain of 51% for the 12 months ended June 30, 1997. Above-average strength generally continued into July and it seemed appropriate to secure some gains. We cut back 10% of the International Business Machines Corp. holding as the position approached 4% of the total portfolio. The second largest holding, Citicorp, was also reduced as were the three largest oil positions -- Exxon Corp., Mobil Corp. and Royal Dutch Petroleum Co.
(ADR). (For a complete listing of the Fund's ten largest holdings, see page 10 of this report to shareholders.) Overall sales in the third quarter resulted in gains of over 130%.

In Conclusion
We thank you for your investment in Merrill Lynch Basic Value Fund, Inc., and we look forward to reviewing our outlook and strategy in our upcoming semi-annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/PAUL M. HOFFMANN
Paul M. Hoffmann
Vice President and Portfolio Manager

October 27, 1997



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Paul M. Hoffmann, Vice President and
Portfolio Manager
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Recent Performance Results

                                                                                                     12 Month         3 Month
                                                         9/30/97        6/30/97        9/30/96       % Change        % Change

ML Basic Value Fund Class A Shares*                      $38.02         $36.50         $29.52         +34.82%(1)      +7.62%(2)
ML Basic Value Fund Class B Shares*                       37.43          35.89          29.12         +34.64(1)       +7.80(2)
ML Basic Value Fund Class C Shares*                       37.09          35.59          28.89         +34.53(1)       +7.75(2)
ML Basic Value Fund Class D Shares*                       37.93          36.42          29.48         +34.70(1)       +7.60(2)
Dow Jones Industrial Average**                         7,945.26       7,672.79       5,882.17         +35.07          +3.55
Standard & Poor's 500 Index**                            947.28         885.14         687.31         +37.82          +7.02
ML Basic Value Fund Class A Shares -- Total Return*                                                   +38.09(3)       +8.79(4)
ML Basic Value Fund Class B Shares -- Total Return*                                                   +36.66(5)       +8.50(6)
ML Basic Value Fund Class C Shares -- Total Return*                                                   +36.66(7)       +8.50(8)
ML Basic Value Fund Class D Shares -- Total Return*                                                   +37.70(9)       +8.68(10)
Dow Jones Industrial Average -- Total Return**                                                        +37.67          +3.99
Standard & Poor's 500 Index -- Total Return**                                                         +40.41          +7.50

*    Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
**   An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
(1)  Percent change includes reinvestment of $1.632 per share capital gains distributions.
(2)  Percent change includes reinvestment of $1.223 per share capital gains distributions.
(3)  Percent change includes reinvestment of $0.829 per share ordinary income dividends and $1.632 per share capital gains distributions.
(4)  Percent change includes reinvestment of $0.414 per share ordinary income dividends and $1.223 per share capital gains distributions.
(5)  Percent change includes reinvestment of $0.507 per share ordinary income dividends and $1.632 per share capital gains distributions.
(6)  Percent change includes reinvestment of $0.245 per share ordinary income dividends and $1.223 per share capital gains distributions.
(7)  Percent change includes reinvestment of $0.530 per share ordinary income dividends and $1.632 per share capital gains distributions.
(8)  Percent change includes reinvestment of $0.260 per share ordinary income dividends and $1.223 per share capital gains distributions.
(9)  Percent change includes reinvestment of $0.761 per share ordinary income dividends and $1.632 per share capital gains distributions.
(10) Percent change includes reinvestment of $0.382 per share ordinary income dividends and $1.223 per share capital gains distributions.




[GRAPHIC MOUNTAIN CHART OMITTED: RESULTS OF A $1,000 INVESTMENT SINCE INCEPTION -- CLASS A SHARES]

MERRILL LYNCH BASIC VALUE FUND, INC.

Results of a $1,000 Investment Since Inception -- Class A Shares

(5.25% current sales charge -- $947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions.)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on July 1, 1977 to $21,574.67 on September 30, 1997.



Average Annual Total Return

                           % Return Without        % Return With
                             Sales Charge          Sales Charge**
Class A Shares*
Year Ended 9/30/97             +38.09%               +30.84%
Five Years Ended 9/30/97       +21.16                +19.86
Ten Years Ended 9/30/97        +13.66                +13.05

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                              % Return              % Return
                            Without CDSC           With CDSC**
Class B Shares*
Year Ended 9/30/97             +36.66%               +32.66%
Five Years Ended 9/30/97       +19.93                +19.93
Inception (10/21/88)
through 9/30/97                +14.08                +14.08

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                              % Return              % Return
                            Without CDSC           With CDSC**
Class C Shares*
Year Ended 9/30/97             +36.66%               +35.66%
Inception (10/21/94)
through 9/30/97                +24.69                +24.69

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                          % Return Without        % Return With
                            Sales Charge          Sales Charge**
Class D Shares*
Year Ended 9/30/97             +37.70%               +30.47%
Inception (10/21/94)
through 9/30/97                +25.67                +23.39

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.





Performance Summary -- Class A Shares

                                  Net Asset Value            Capital Gains
Period Covered              Beginning         Ending          Distributed       Dividends Paid*       % Change**
7/1/77 -- 12/31/77           $9.60            $9.91               --                   --              + 3.23%
1978                          9.91             9.61            $0.270               $0.490             + 4.65
1979                          9.61            11.46             0.460                0.550             +31.24
1980                         11.46            12.46             0.940                0.600             +23.92
1981                         12.46            10.62             1.370                0.690             + 1.12
1982                         10.62            12.28             0.310                0.680             +28.25
1983                         12.28            14.31             0.920                0.610             +30.52
1984                         14.31            13.38             1.130                0.680             + 7.08
1985                         13.38            15.79             1.020                0.640             +32.17
1986                         15.79            17.06             0.860                0.580             +17.86
1987                         17.06            15.75             1.338                0.973             + 4.36
1988                         15.75            17.90             0.655                0.749             +22.73
1989                         17.90            19.94             0.226                0.872             +17.54
1990                         19.94            16.09             0.303                0.969             -13.07
1991                         16.09            19.36             0.272                0.772             +27.23
1992                         19.36            20.34             0.325                0.680             +10.36
1993                         20.34            23.37             0.726                0.702             +22.16
1994                         23.37            22.35             0.784                0.692             + 1.97
1995                         22.35            28.31             0.511                0.820             +32.90
1996                         28.31            31.00             1.392                0.805             +17.81
1/1/97 -- 9/30/97            31.00            38.02             1.223                0.414             +28.09
                                                        Total $15.035        Total $13.968
                                                            Cumulative total return as of 9/30/97:  +2,177.01%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Performance Summary -- Class B Shares
                                  Net Asset Value            Capital Gains
Period Covered              Beginning         Ending          Distributed       Dividends Paid*       % Change**
10/21/88 -- 12/31/88       $18.78             $17.89           $0.352               $0.361             - 0.91%
1989                        17.89              19.83            0.226                0.756             +16.33
1990                        19.83              16.01            0.303                0.781             -13.92
1991                        16.01              19.25            0.272                0.583             +25.91
1992                        19.25              20.21            0.325                0.481             + 9.24
1993                        20.21              23.19            0.726                0.484             +20.93
1994                        23.19              22.15            0.784                0.464             + 0.88
1995                        22.15              28.02            0.511                0.571             +31.60
1996                        28.02              30.63            1.392                0.510             +16.58
1/1/97 -- 9/30/97           30.63              37.43            1.223                0.245             +27.13
                                                         Total $6.114         Total $5.236
                                                              Cumulative total return as of 9/30/97:  +224.72%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance Summary -- Class C Shares

                                  Net Asset Value            Capital Gains
Period Covered              Beginning         Ending          Distributed       Dividends Paid*       % Change**
10/21/94 -- 12/31/94       $22.92             $22.07           $0.099               $0.329             - 1.81%
1995                        22.07              27.84            0.511                0.639             +31.59
1996                        27.84              30.38            1.392                0.540             +16.56
1/1/97 -- 9/30/97           30.38              37.09            1.223                0.260             +27.11
                                                         Total $3.225         Total $1.768
                                                               Cumulative total return as of 9/30/97:  +91.43%**

*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance Summary -- Class D Shares

                                  Net Asset Value            Capital Gains
Period Covered              Beginning         Ending          Distributed       Dividends Paid*       % Change**
10/21/94 -- 12/31/94       $23.19             $22.35           $0.099               $0.353             - 1.64%
1995                        22.35              28.29            0.511                0.770             +32.57
1996                        28.29              30.96            1.392                0.736             +17.50
1/1/97 -- 9/30/97           30.96              37.93            1.223                0.382             +27.85
                                                         Total $3.225         Total $2.241
                                                               Cumulative total return as of 9/30/97:  +95.88%**

*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.







Merrill Lynch Basic Value Fund, Inc.                                                                           September 30, 1997

SCHEDULE OF INVESTMENTS

                                  Shares                                                                               Percent of
Industry                           Held                           Stocks                     Cost            Value     Net Assets

Metals/Non-Ferrous              1,400,000     ASARCO Inc.                                 $36,667,971     $44,800,000      0.4%
Savings & Loan                  1,900,000     Ahmanson (H.F.) & Co.                        41,425,084     107,943,750      1.0
Insurance                       2,500,000     American General Corp.                       54,530,936     129,687,500      1.2
Insurance                         260,000     American National Insurance Co.               9,749,442      25,805,000      0.2
Steel                           4,900,000     Bethlehem Steel Corp.                        66,610,783      50,531,250      0.4
Restaurants                     3,900,000     Darden Restaurants, Inc.                     36,505,673      45,093,750      0.4
Information Processing          4,000,000     Digital Equipment Corp.                     147,586,967     173,250,000      1.6
Utilities -- Electric           2,700,000     Entergy Corp.                                62,093,373      70,368,750      0.6
Retail                          3,150,000     Federated Department Stores, Inc.            88,433,294     135,843,750      1.2
Entertainment                   1,250,000     The Hartford Financial Services Group Inc.   31,155,644     107,578,125      1.0
Chemicals                         800,000     Imperial Chemical Industries PLC (ADR)*      45,969,824      52,900,000      0.5
Paper & Forest Products         3,100,000     International Paper Co.                     108,471,162     170,693,750      1.5
Retail                          5,000,000     Kmart Corporation                            60,134,879      70,000,000      0.6
Insurance                       1,400,000     PartnerRe Ltd.                               29,498,937      60,287,500      0.5
Trucking                        1,000,000     Scania AB (Class A) (ADR)*                   28,093,817      30,250,000      0.3
Trucking                          500,000     Scania AB (Class B) (ADR)*                   13,565,869      15,125,000      0.1
Beverages                       2,400,000     The Seagram Company Ltd.                     81,139,661      84,600,000      0.8
Telecommunications              1,600,000     Telefonica de Espana S.A. (ADR)*             63,336,735     150,600,000      1.4
Telecommunications              2,000,000     U S West Media Group, Inc.                   29,542,902      44,625,000      0.4
Steel                           3,150,000     USX -- US Steel Group, Inc.                  94,976,906     109,462,500      1.0
Banking                           475,000     Wells Fargo & Company                        89,258,392     130,625,000      1.2
                                                                                        -------------   -------------   ------
                                                                                        1,218,748,251   1,810,070,625     16.3
                                                                                        =============   =============   ======

Below-Average Price/Earnings Ratio

Insurance                       2,700,000     The Allstate Corp.                           61,274,819     217,012,500      2.0
Banking                         2,300,000     Citicorp                                     91,970,264     308,056,250      2.8
Farm & Construction
Equipment                       4,500,000     Deere & Company                             103,532,247     241,875,000      2.2
Photography                     1,250,000     Eastman Kodak Company                        71,122,327      81,171,875      0.7
Capital Goods                   1,400,000     Eaton Corp.                                  72,067,416     129,325,000      1.2
Machinery & Equipment           2,000,000     Fluor Corporation                           115,459,776     107,250,000      1.0
Automotive                      5,600,000     Ford Motor Co.                              162,471,869     253,400,000      2.3
Automotive                      2,900,000     General Motors Corp.                        133,442,048     194,118,750      1.8
Conglomerates                     650,000     Hanson PLC (ADR)*                            27,719,944      15,681,250      0.1
Chemicals                       2,300,000     Hercules Inc.                                55,427,706     114,425,000      1.0
Machinery                       3,765,000     ITT Industries Inc.                          74,801,185     124,950,937      1.1
Information Processing          3,600,000     International Business Machines Corp.       142,797,544     381,375,000      3.4
Banking                         2,800,000     NationsBank Corp.                            78,736,885     173,250,000      1.6
Tobacco                         2,600,000     Philip Morris Companies Inc.                 74,590,120     108,062,500      1.0
Fertilizers                     1,400,000     Potash Corp. of Saskatchewan Inc.           109,351,125     109,900,000      1.0
Retail                          3,600,000     Sears, Roebuck & Co.                         93,050,471     204,975,000      1.8
Electronics                     1,500,000     Tektronix, Inc.                              58,632,719     101,156,250      0.9
Insurance                       2,700,000     Travelers Inc.                               46,123,219     184,275,000      1.7
Chemicals                       2,600,000     Union Carbide Corp.                          84,717,281     126,587,500      1.1
Retail                          4,000,000     Woolworth Corp.                              55,901,671      88,500,000      0.8
                                                                                        -------------   -------------   ------
                                                                                        1,713,190,636   3,265,347,812     29.5
                                                                                        =============   =============   ======

Above-Average Yield

Telecommunications              3,500,000     AT&T Corp.                                  126,232,242     155,093,750      1.4
Telecommunications              1,800,000     Ameritech Corporation                       109,809,992     119,700,000      1.1
Oil -- Domestic                 2,200,000     Atlantic Richfield Co.                      118,680,060     187,962,500      1.7
Real Estate Investment
Trust                             700,000     Avalon Properties, Inc.                      14,156,990      20,825,000      0.2
Telecommunications              1,550,000     Bell Atlantic Corp.                          80,362,277     124,678,125      1.1
Utilities -- Electric           1,550,000     CINergy Corp.                                41,274,637      51,828,125      0.5
Oil -- International            2,450,000     Chevron Corp.                               103,854,733     203,809,375      1.8
Utilities -- Electric           1,650,000     Consolidated Edison Co. of New York, Inc.    39,941,210      56,100,000      0.5
Utilities -- Electric             637,500     DPL Inc.                                      6,204,369      15,618,750      0.1
Telecommunications              3,500,000     GTE Corp.                                   115,931,380     158,812,500      1.4
Foods/Food Processing           1,450,000     General Mills, Inc.                          67,972,787      99,959,375      0.9
Real Estate Investment
Trust                             440,000     Irvine Apartment Communities, Inc.            7,185,399      14,685,000      0.1
Real Estate Investment
Trust                             900,000     Liberty Property Trust                       17,601,647      24,243,750      0.2
Real Estate Investment
Trust                             500,000     The Mills Corp.                              10,505,625      12,906,250      0.1
Oil -- International            3,700,000     Mobil Corp.                                 124,307,498     273,800,000      2.5
Utilities -- Electric           1,200,000     NIPSCO Industries, Inc.                      27,387,777      50,550,000      0.5
Oil -- Domestic                 4,300,000     Occidental Petroleum Corp.                   93,845,525     111,531,250      1.0
Utilities -- Electric           2,300,000     PECO Energy Co.                              56,524,092      53,906,250      0.5
Utilities -- Electric           1,800,000     Public Service Enterprise Group Inc.         48,476,636      46,350,000      0.4
Real Estate Investment
Trust                           1,600,000     Simon DeBartolo Group, Inc.                  33,364,089      52,800,000      0.5
Real Estate Investment
Trust                             500,000     Summit Properties Inc.                        9,245,900      10,937,500      0.1
Oil -- International            3,600,000     Texaco Inc.                                 127,207,623     221,175,000      2.0
Utilities -- Electric           2,300,000     Texas Utilities Co.                          79,329,333      82,800,000      0.8
Telecommunications              3,000,000     U S West Communications Group                77,072,442     115,500,000      1.1
                                                                                        -------------   -------------   ------
                                                                                        1,536,474,263   2,265,572,500     20.5
                                                                                        =============   =============   ======

Special Situations

Pharmaceuticals                 1,850,000     Bristol-Myers Squibb Co.                     52,947,299     153,087,500      1.4
Oil -- International            1,952,523     The British Petroleum Co. PLC (ADR)*         61,438,151     177,313,495      1.6
Information Processing          1,200,000     Data General Corp.                           14,518,510      31,950,000      0.3
Oil Services & Equipment        3,400,000     Dresser Industries, Inc.                     79,584,474     146,200,000      1.3
Chemicals                       3,350,000     duPont (E.I.) de Nemours & Co.              141,127,952     206,234,375      1.9
Oil -- International            4,300,000     Exxon Corp.                                 146,983,415     275,468,750      2.5
Insurance                       2,100,000     ITT Corp.                                    76,665,244     142,275,000      1.3
Machinery                       3,600,000     Ingersoll-Rand Co.                           83,867,995     155,025,000      1.4
Pharmaceuticals                 1,500,000     Merck & Co., Inc.                            50,511,287     149,906,250      1.3
Banking                         3,700,000     Norwest Corp.                                87,114,122     226,625,000      2.0
Electrical Equipment            3,150,000     Philips Electronics N.V. (ADR)*              79,068,977     264,600,000      2.4
Oil -- International            4,600,000     Royal Dutch Petroleum Co. (ADR)*             93,399,435     255,300,000      2.3
Information Processing          5,600,000     Unisys Corp.                                 60,913,547      85,750,000      0.8
Pharmaceuticals                   440,000     Zeneca Group PLC (ADR)*                      12,980,000      43,037,500      0.4
                                                                                        -------------   -------------   ------
                                                                                        1,041,120,408   2,312,772,870     20.9
                                                                                        -------------   -------------   ------
                                              Total Stocks                              5,509,533,558   9,653,763,807     87.2
                                                                                        =============   =============   ======


                                  Face                                                                                 Percent of
                                 Amount                           Issue                      Cost            Value     Net Assets

Commercial Paper**                            Allomon Funding Corp.:
                              $17,245,000     5.53% due 10/07/1997                        $17,226,457     $17,226,457      0.1%
                               25,234,000     5.52% due 10/20/1997                         25,156,616      25,156,616      0.2
                               40,000,000     Apreco, Inc., 5.55% due 10/28/1997           39,827,333      39,827,333      0.3
                               27,000,000     Atlantic Asset Securitization Corp.,
                                              5.57%  due 10/16/1997                        26,933,160      26,933,160      0.2
                               20,000,000     Bell Atlantic Financial Services Inc.,
                                              5.52% due 10/24/1997                         19,926,400      19,926,400      0.2
                                              CXC Inc.:
                               50,000,000     5.52% due 10/14/1997                         49,892,667      49,892,667      0.4
                               40,000,000     5.52% due 10/17/1997                         39,895,733      39,895,733      0.4
                               60,000,000     5.52% due 10/31/1997                         59,714,800      59,714,800      0.5
                                              Corporate Receivables Corp.:
                               25,000,000     5.52% due 10/08/1997                         24,969,333      24,969,333      0.2
                               20,000,000     5.52% due 10/15/1997                         19,954,000      19,954,000      0.2
                                              Countrywide Home Loans, Inc.:
                               40,000,000     5.54% due 10/24/1997                         39,852,267      39,852,267      0.4
                               20,500,000     5.55% due 10/24/1997                         20,424,150      20,424,150      0.2
                               10,000,000     Delaware Funding Corp., 5.54% due
                                              10/15/1997                                    9,976,917       9,976,917      0.1
                                              Falcon Asset Securitization Corp.:
                               30,000,000     5.53% due 10/09/1997                         29,958,525      29,958,525      0.3
                               42,000,000     5.53% due 10/10/1997                         41,935,483      41,935,483      0.4
                              100,000,000     5.53% due 10/14/1997                         99,784,944      99,784,944      0.9
                                              Finova Capital Corp.:
                               37,000,000     5.53% due 10/20/1997                         36,886,328      36,886,328      0.3
                               36,000,000     5.54% due 10/24/1997                         35,867,040      35,867,040      0.3
                               37,000,000     GTE Corporation, 5.56% due 10/14/1997        36,919,998      36,919,998      0.3
                               50,000,000     General Electric Company, 6.375% due
                                              10/01/1997                                   49,991,146      49,991,146      0.5
                               44,439,000     General Motors Acceptance Corp.,
                                              6.50%  due 10/01/1997                        44,430,976      44,430,976      0.4
                               25,000,000     Goldman Sachs Group, L.P., 5.53% due
                                              10/24/1997                                   24,907,833      24,907,833      0.2
                                              International Securitization Corp.:
                               19,389,000     5.54% due 10/14/1997                         19,347,227      19,347,227      0.2
                               50,436,000     5.54% due 10/21/1997                         50,273,008      50,273,008      0.5
                              100,000,000     5.54% due 11/06/1997                         99,430,611      99,430,611      0.9
                                              Lexington Parker Capital Company:
                               50,000,000     5.53% due 10/09/1997                         49,930,875      49,930,875      0.5
                               30,015,000     5.54% due 10/17/1997                         29,936,477      29,936,477      0.3
                               82,000,000     5.54% due 10/24/1997                         81,697,147      81,697,147      0.7
                                              Park Avenue Receivables Corp.:
                               12,410,000     5.53% due 10/14/1997                         12,383,312      12,383,312      0.1
                               16,753,000     5.53% due 10/15/1997                         16,714,398      16,714,398      0.2
                               40,000,000     5.54% due 10/15/1997                         39,907,667      39,907,667      0.4
                               69,550,000     Preferred Receivables Funding Corp.,
                                              5.55% due 10/01/1997                         69,539,278      69,539,278      0.6
                               25,000,000     Riverwoods Funding Corp., 5.52% due
                                              10/09/1997                                   24,965,500      24,965,500      0.2
                               30,000,000     WCP Funding Inc., 5.53% due 10/24/1997       29,889,400      29,889,400      0.3
                                                                                        -------------   -------------   ------
                                                                                        1,318,447,006   1,318,447,006     11.9
                                                                                        =============   =============   ======

US Government Agency           12,000,000     Federal Home Loan Mortgage Corp.,
Obligations**                                 5.40% due 10/16/1997                         11,971,200      11,971,200      0.1
                                              Federal National Mortgage Association:
                               12,000,000     5.41% due 10/09/1997                         11,983,770      11,983,770      0.1
                               15,000,000     5.41% due 10/24/1997                         14,945,900      14,945,900      0.2
                               25,000,000     5.47% due 10/30/1997                         24,886,042      24,886,042      0.2
                               20,000,000     5.43% due 11/05/1997                         19,891,400      19,891,400      0.2
                                                                                        -------------   -------------   ------
                                                                                           83,678,312      83,678,312      0.8
                                                                                        -------------   -------------   ------
                                              Total Short-Term Securities               1,402,125,318   1,402,125,318     12.7
                                                                                        =============   =============   ======

Total Investments                                                                      $6,911,658,876  11,055,889,125     99.9
                                                                                       ==============

Other Assets Less Liabilities                                                                              15,309,105      0.1
                                                                                                      ---------------   ------
Net Assets                                                                                            $11,071,198,230    100.0%
                                                                                                      ===============   ======

Net Asset Value:     Class A -- Based on net assets of $5,190,181,431 and 136,526,729 shares
                                outstanding                                                                    $38.02
                                                                                                      ===============
                     Class B -- Based on net assets of $4,376,986,471 and 116,939,557 shares
                                outstanding                                                                    $37.43
                                                                                                      ===============
                     Class C -- Based on net assets of $391,088,331 and 10,544,773 shares
                                outstanding                                                                    $37.09
                                                                                                      ===============
                     Class D -- Based on net assets of $1,112,941,997 and 29,340,461 shares
                                outstanding                                                                    $37.93
                                                                                                      ===============

*  American Depositary Receipts (ADR).
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.




PORTFOLIO INFORMATION

As of September 30, 1997
                                               Percent of
Ten Largest Stock Holdings                     Net Assets

International Business Machines Corp.             3.4%
Citicorp                                          2.8
Exxon Corp.                                       2.5
Mobil Corp.                                       2.5
Philips Electronics N.V. (ADR)                    2.4
Royal Dutch Petroleum Co. (ADR)                   2.3
Ford Motor Co.                                    2.3
Deere & Company                                   2.2
Norwest Corp.                                     2.0
Texaco Inc.                                       2.0

Portfolio Changes for the Quarter
Ended September 30, 1997

Additions
Eastman Kodak Company
Fluor Corporation
Potash Corp. of Saskatchewan Inc.

Deletions
Micron Technology, Inc.
Tandem Computers Inc.
Texas Instruments, Inc.